Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities
Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities
4.	Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities

Our marketable investment securities, restricted cash and cash equivalents, and other investment securities consisted of the following:

	As of
	June 30,	December 31,
	2020	2019

	(In thousands)
Marketable investment securities:
Current marketable investment securities	$31	$—
Restricted marketable investment securities (1)	—	390
Total marketable investment securities	31	390

Restricted cash and cash equivalents (1)	61,349	60,677

Other investment securities:
Other investment securities	96,886	106,874
Total other investment securities	96,886	106,874

Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$158,266	$167,941

(1)	Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash, cash equivalents and marketable investment securities” on our Condensed Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio may consist of debt and equity instruments. All equity securities are carried at fair value, with changes in fair value recognized in “Other, net” within “Other Income (Expense)” on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss). All debt securities are classified as available-for-sale and are recorded at fair value. We report the temporary unrealized gains and losses related to changes in market conditions of marketable debt securities as a separate component of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit),” net of related deferred income tax on our Condensed Consolidated Balance Sheets. The corresponding changes in the fair value of marketable debt securities, which are determined to be company specific credit losses are recorded in “Other, net” within “Other Income (Expense)” on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss). See Note 2 for further information.

Current Marketable Investment Securities

Our current marketable investment securities portfolio can include investments in various debt instruments including, among others, commercial paper, corporate securities and United States treasury and/or agency securities.

Commercial paper consists mainly of unsecured short-term promissory notes, issued primarily by corporations, with maturities ranging up to 365 days. Corporate securities consist of debt instruments issued by corporations with various maturities normally less than 18 months. U.S. Treasury and agency securities consist of debt instruments issued by the federal government and other government agencies.

Restricted Cash, Cash Equivalents and Marketable Investment Securities

As of June 30, 2020 and December 31, 2019, our restricted marketable investment securities, together with our restricted cash and cash equivalents, included amounts required as collateral for our letters of credit and trusts.

Other Investment Securities

We have strategic investments in certain debt and/or equity securities that are included in noncurrent “Other investment securities” on our Condensed Consolidated Balance Sheets. Our debt securities are classified as available-for-sale and our equity securities are accounted for using the equity method of accounting or recorded at fair value. Certain of our equity method investments are detailed below.

NagraStar L.L.C. As a result of the completion of the share exchange on February 28, 2017, we own a 50% interest in NagraStar L.L.C. (“NagraStar”), a joint venture that is our primary provider of encryption and related security systems intended to assure that only authorized customers have access to our programming.

Invidi Technologies Corporation. In November 2016, we, DIRECTV, LLC, a wholly-owned indirect subsidiary of AT&T Inc., and Cavendish Square Holding B.V., an affiliate of WPP plc, entered into a series of agreements to acquire Invidi Technologies Corporation (“Invidi”), an entity that provides proprietary software for the addressable advertising market. The transaction closed in January 2017.

Our ability to realize value from our strategic investments in securities that are not publicly traded depends on the success of the issuers’ businesses and their ability to obtain sufficient capital, on acceptable terms or at all, and to execute their business plans. Because private markets are not as liquid as public markets, there is also increased risk that we will not be able to sell these investments, or that when we desire to sell them we will not be able to obtain fair value for them.

Fair Value Measurements

Our investments measured at fair value on a recurring basis were as follows:

	As of
	June 30, 2020				December 31, 2019
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

	(In thousands)
Cash equivalents (including restricted)	$63,344	$62,740	$604	$—	$60,677	$60,677	$—	$—

Debt securities (including restricted):
U.S. Treasury and agency securities	$—	$—	$—	$—	$390	$390	$—	$—
Commercial paper	31	—	31	—	—	—	—	—
Corporate securities	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—
Total	$31	$—	$31	$—	$390	$390	$—	$—

Gains and Losses on Sales and Changes in Carrying Amounts of Investments

“Other, net” within “Other Income (Expense)” included on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) is as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
Other, net:	2020	2019	2020	2019

	(In thousands)
Marketable investment securities - realized and unrealized gains (losses)	$—	$829	$—	$3,599
Costs related to early redemption of debt	—	—	—	(439)
Equity in earnings of affiliates	(399)	2,297	(121)	1,353
Other	247	5	914	51
Total	$(152)	$3,131	$793	$4,564

4.Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities

Our marketable investment securities, restricted cash and cash equivalents, and other investment securities consisted of the following:

	As of December 31,
	2019	2018

	(In thousands)
Marketable investment securities:
Current marketable investment securities:
Trading/equity	$—	$2,370
Other	—	147,370
Total current marketable investment securities	—	149,740
Restricted marketable investment securities (1)	390	67,019
Total marketable investment securities	390	216,759

Restricted cash and cash equivalents (1)	60,677	578

Other investment securities:
Other investment securities	106,874	108,308
Total other investment securities	106,874	108,308

Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$167,941	$325,645

(1)	Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash, cash equivalents and marketable investment securities” on our Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio may consist of various debt and equity instruments. All debt securities are classified as available-for-sale. Subsequent to the adoption of ASU 2016-01 during the first quarter 2018, all equity securities are carried at fair value, with changes in fair value recognized in “Other, net” within “Other Income (Expense)” on our Consolidated Statements of Operations and Comprehensive Income (Loss). See Note 2 for further information.

Current Marketable Investment Securities - Trading

We had an investment in non-marketable preferred shares of a non-public company, which was received for no cash consideration and was previously accounted for as a cost method investment and included in “Other investment securities” on our Consolidated Balance Sheets.  During the third quarter 2017, our non-marketable preferred shares converted into common shares in conjunction with the issuer’s initial public offering, and, accordingly, we classified the new equity securities as “Marketable investment securities” on our Consolidated Balance Sheets.

Current Marketable Investment Securities - Other

Our current other marketable investment securities portfolio can include investments in various debt instruments including, among others, commercial paper, corporate securities and United States treasury and/or agency securities.

Commercial paper consists mainly of unsecured short-term, promissory notes issued primarily by corporations with maturities ranging up to 365 days. Corporate securities consist of debt instruments issued by corporations with various maturities normally less than 18 months. U.S. Treasury and agency securities consist of debt instruments issued by the federal government and other government agencies.

Restricted Cash, Cash Equivalents and Marketable Investment Securities

As of December 31, 2019 and 2018, our restricted marketable investment securities, together with our restricted cash and cash equivalents, included amounts required as collateral for our letters of credit and trusts.

Other Investment Securities

We have strategic investments in certain debt and/or equity securities that are included in noncurrent “Other investment securities” on our Consolidated Balance Sheets. Our debt securities are classified as available-for-sale and our equity securities are accounted for using the equity method of accounting or recorded at fair value. Certain of our equity method investments are detailed below.

NagraStar L.L.C. As a result of the completion of the Share Exchange on February 28, 2017, we own a 50% interest in NagraStar L.L.C. (“NagraStar”), a joint venture that is our primary provider of encryption and related security systems intended to assure that only authorized customers have access to our programming.

Invidi Technologies Corporation. In November 2016, we, DIRECTV, LLC, a wholly-owned indirect subsidiary of AT&T Inc., and Cavendish Square Holding B.V., an affiliate of WPP plc, entered into a series of agreements to acquire Invidi Technologies Corporation (“Invidi”), an entity that provides proprietary software for the addressable advertising market. The transaction closed in January 2017.

Our ability to realize value from our strategic investments in securities that are not publicly traded depends on the success of the issuers’ businesses and their ability to obtain sufficient capital, on acceptable terms or at all, and to execute their business plans. Because private markets are not as liquid as public markets, there is also increased risk that we will not be able to sell these investments, or that when we desire to sell them, we will not be able to obtain fair value for them.

Unrealized Gains (Losses) on Marketable Investment Securities

As of December 31, 2019 and 2018, we had accumulated net unrealized losses of zero and less than $1 million, respectively. These amounts, net of related tax effect, were accumulated net unrealized losses of zero and less than $1 million, respectively. All of these amounts are included in “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).” The components of our available-for-sale investments are summarized in the table below.

	As of December 31,
	2019				2018
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net

	(In thousands)
Debt securities (including restricted):
U.S. Treasury and agency securities	$390	$—	$—	$—	$66,823	$40	$(19)	$21
Commercial paper	—	—	—	—	45,938	—	—	—
Corporate securities	—	—	—	—	100,662	11	(113)	(102)
Other	—	—	—	—	966	—	—	—
Total	$390	$—	$—	$—	$214,389	$51	$(132)	$(81)

As of December 31, 2019, restricted and non-restricted marketable investment securities included debt securities of less than $1 million with contractual maturities within one year.  Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Fair Value Measurements

Our investments measured at fair value on a recurring basis were as follows:

	As of December 31,
	2019				2018
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

	(In thousands)
Cash equivalents (including restricted)	$60,677	$60,677	$—	$—	$114,464	$12,493	$101,971	$—

Debt securities (including restricted):
U.S. Treasury and agency securities	$390	$390	$—	$—	$66,823	$66,823	$—	$—
Commercial paper	—	—	—	—	45,938	—	45,938	—
Corporate securities	—	—	—	—	100,662	—	100,662	—
Other	—	—	—	—	966	—	966	—

Equity securities	—	—	—	—	2,370	2,370	—	—
Total	$390	$390	$—	$—	$216,759	$69,193	$147,566	$—

During the years ended December 31, 2019 and 2018, we had no transfers in or out of Level 1 and Level 2 fair value measurements.

Gains and Losses on Sales and Changes in Carrying Amounts of Investments

“Other, net” within “Other Income (Expense)” included on our Consolidated Statements of Operations and Comprehensive Income (Loss) is as follows:

	For the Years Ended December 31,
Other, net:	2019	2018	2017

	(In thousands)
Marketable investment securities - realized and unrealized gains (losses)	$3,119	$5,313	$87,020
Costs related to early redemption of debt	—	(3,261)	(1,470)
Gain (loss) on sale of subsidiary	—	7,004	—
Equity in earnings of affiliates	3,514	(2,110)	2,163
Other	976	2,048	798
Total	$7,609	$8,994	$88,511